OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 3,936	$ 4,326
Capital Lease Obligations, Current	9,031	3,649
Employee taxes	18	151
Other items	1,739	756
Other current liabilities	$ 14,724	$ 8,882